Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2020 SFr / shares shares	Apr. 30, 2020 SFr / shares shares	Jul. 31, 2019 SFr / shares shares
Disclosure of classes of share capital [Line Items]
Share capital | $		$ 4,574	$ 3,499
Issuance Of Issuance Of Non Vested Non Voting Shares Fully Paid			168,641
Nominal value per share of non-voting shares | $ / shares		$ 0.0769
Issuance of shares	2,320,266				2,320,266	3,308,396	3,064,048
Par value per share | SFr / shares					SFr 0.0769	SFr 0.0769	SFr 0.0769
Share issue related cost | $		$ 2,043	$ 130	$ 6,160
2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [Line Items]
Nominal value per share of non-voting shares | $ / shares		$ 0.0769
Issuance of shares		168,641	261,984
Treasury Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued		3,608,281	3,975,516
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Share capital | $		$ 4,600	$ 3,500
Number of shares issued and fully paid		57,552,578	44,423,448	43,443,911
ATM [Member] | Treasury Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued		5,995,897	691,133
Share price | $ / shares		$ 2.82	$ 5.14
Proceeds from sale of treasury shares | $		$ 16,900	$ 3,600
Share issue related cost | $		$ 500	$ 100
IPO [Member]
Disclosure of classes of share capital [Line Items]
Proceeds from issue of common shares | $	$ 20,000
Number of purchase warrants exercised		0
IPO [Member] | Underwritten public offering [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued	6,448,240				6,448,240
Share price | $ / shares	$ 2.869
Warrant to purchase common share, exercise price | $ / shares	$ 3.43
IPO [Member] | Concurrent private placement [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued	516,352				516,352
Share price | $ / shares	$ 2.905
Warrant to purchase common share, exercise price | $ / shares	$ 3.43
Proceeds from issue of common shares | $	$ 1,500